Notes Payable (Schedule of Notes Payable) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total notes payable	$ 266,271	$ 166,271
Discount	(18,046)
Current portion
Long-term portion	248,225	166,271
LWM, LLC. Notes Payable [Member ]
Debt Instrument [Line Items]
Total notes payable	166,271	166,271
Debt instrument, interest rate	1.00%	1.00%
Promissory Note [Member]
Debt Instrument [Line Items]
Total notes payable	$ 100,000
Debt instrument, interest rate	12.00%	12.00%